Subsequent Events (Details Narrative) (10K) - USD ($)							2 Months Ended	3 Months Ended			12 Months Ended
	Jul. 09, 2021	Jul. 08, 2021	Apr. 12, 2021	Feb. 15, 2021	Feb. 12, 2021	Jan. 08, 2021	May 17, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 12, 2021	May 12, 2021
Stock issued during period, value								$ 50,000			$ 275,000
Proceeds from issuance of common stock								50,000			$ 275,000	$ 10,500,000
Cashless exercise of stock options								$ 15,400	$ 35,000
Proceeds from stock options exercised									$ 15,450
Preferred stock, par value								$ 0.000001			$ 0.000001	$ 0.000001
Common Stock [Member]
Stock issued during period, value											$ 3
Number of shares issued during period								100,000			2,553,571
Cashless exercise of stock options
Subsequent Event [Member]
Number of shares issued during period							50,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Number of purchase of warrants			187,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Preferred stock, par value			$ 0.000001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Number of purchase of warrants			93,750										93,750	93,750
Warrant exercise price			$ 3.00
Subsequent Event [Member] | Exchange Agreement [Member] | Series B Preferred Stock [Member]
Proceeds from issuance of common stock		$ 10,000,000
Conversion price		$ 10.00
Warrant exercise price		$ 3.00
Warrant granting, right to purchase common stock		93,750
Convertible preferred stock, shares issued upon conversion		230,375
Chief Executive Officer [Member]
Number of shares issued during period									960,550
Cashless exercise of stock options									$ 1,000,000
FirstFire Settlement [Member]
Shares price				$ 0.066667
Stock issued during period, shares				150,000
Stock issued during period, value				$ 10,000
Executive Chairman [Member]
Number of shares issued during period									825,000
Board of Director [Member]
Shares price								$ 0.50
Stock issued during period, value								$ 50,000
Number of shares issued during period								1,000,000	100,000
Proceeds from issuance of common stock									$ 50,000		$ 25,000
Convertible Promissory Note [Member]
Debt face value						$ 500,000
Interest rate						6.00%
Debt instrument maturity date						Jan. 06, 2022
Shares price						$ 0.50
Converted instrument, shares issued					1,000,000
Convertible Promissory Note [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Debt face value			$ 2,250,000
Interest rate			10.00%
Debt instrument maturity date			Jan. 12, 2022
Original issue discount			$ 250,000
Conversion price			$ 3.00
Conversion description			It bore interest at a fixed rate of ten percent (10%), was convertible into shares of Common Stock at an initial price of $3.00 per share, and was to mature on January 12, 2022.
Number of purchase of warrants			187,500
Warrant exercise price			$ 3.00
Convertible preferred stock, shares issued upon conversion			230,375
Secured Term Loan Facility [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member]
Debt instrument maturity date	Jul. 09, 2026
Secured Term Loan Facility [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member] | LIBOR [Member]
Interest rate	10.00%
Secured Term Loan Facility [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member] | Maximum [Member]
Debt face value	$ 15,000,000
Interest rate	2.00%
Secured Term Loan Facility [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member] | Common Stock [Member]
Warrant exercise price	$ 2.10
Warrant granting, right to purchase common stock	1,500,000
Funded Upon Closing [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member]
Debt face value	$ 7,500,000
Additional Borrowings Under Delayed Draw Term Loan Facility [Member] | Subsequent Event [Member] | Guarantee and Security Agreement [Member]
Debt face value	$ 7,500,000